Summary of significant accounting policies	6 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of significant accounting policies

2. Summary of significant accounting policies

Basis of Presentation

The accompanying unaudited interim consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and the rules of the Securities and Exchange Commission (“SEC”). The accompany unaudited interim consolidated financial statements have been prepared using the accrual basis of accounting in accordance with US GAAP and presented in US dollars. The year end is June 30. In the opinion of management, all adjustments consists of normal recurring adjustments necessary for a fair presentation of financial position and the results of operations for the interim period presented have been reflected herein. The results of operations for the interim period are not necessarily indicative of the results to be expected for the full year, or for any future periods.

Basic of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are cash, accounts receivable and other receivables arising from its normal business activities. The Company places its cash in what it believes to be credit-worthy financial institutions. The Company controls credit risk related to accounts receivable through credit approvals, credit limits and monitoring procedures. The Company routinely assesses the financial strength of its customers and, based upon factors surrounding the credit risk, establishes an allowance, if required, for uncollectible accounts and, as a consequence, believes that its accounts receivable credit risk exposure beyond such allowance is limited.

Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Significant accounting estimates and assumptions are as follows:

Deferred tax assets are recognized for all unused tax losses to the extent that it is probable that taxable profit will be available against which losses can be used in the future. Additionally, the Group recognizes deferred taxes based on temporary differences determined from the tax base and the carrying amount of certain assets and liabilities, using the rates in force. Management’s significant professional judgment is required to determine the deferred income and social contribution tax assets to be recognized based on reasonable timing and future taxable profit level jointly with future tax planning strategies.

The Company regularly assesses the impairment indicators of goodwill and intangible assets with indefinite useful lives. Determination of the recoverable amount of the cash-generating unit to which goodwill was attributed also includes the use of estimates and requires significant judgment by management.

The Company assesses the aggregate relative fair values of the warrants by using the Black-Scholes model, which to some extent, also requires judgement by management.

Revenue Recognition

The Company generates it main income source from the sales of merchandise, which includes the sales of various gym equipment and fitness products. It recognizes this merchandise revenue in accordance with Accounting Standards Update (“ASU”) 2014-09, “Revenue from contracts with customers,” (Topic 606). Revenue is recognized when a customer obtains control of promised goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The amount of revenue that is recorded reflects the consideration that the Company expects to receive in exchange for those goods. The Company applies the following five-step model in order to determine this amount: (i) identification of the promised goods in the contract; (ii) determination of whether the promised goods are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation. The Company’s main revenue stream is from sales of products. The Company recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligation when the performance obligation is satisfied or as it is satisfied. Generally, the Company’s performance obligations are transferred to customers at a point in time, typically upon shipment. The Company offers refunds, repairs and replacements in accordance with the Australian Consumer Law. The Company also provides warranties up to 12 months for home grade and light commercial customers, and up to 10 years for Commercial customers. The Company recognized the estimated sales discount and returns against its revenues in the same period as the original sales transaction.

The Company also occasionally sells various consumable products. These products include, but are not limited to, coffee and nutritional supplement products. Similar to the aforesaid merchandise revenue, it also recognizes the revenue in accordance with Topic 606 upon shipment. If the Company provided a sales discount or allowed sales returns, it is recognized against its revenues in the same period as the original sales transaction.

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

Stock-based Compensation

The Company records stock-based compensation in accordance with the provisions of the Accounting Standards Codification (“ASC”) 718, “Accounting for Stock Compensation,” which establishes accounting standards for the transaction in which an entity exchanges its equity instruments for goods or services. In accordance with guidance provided under ASC 718, the Company recognizes an expense for the fair value of its stock awards at the time of the grant and the fair value of its outstanding stock options as they vest, whether held by employees or others. During the six-month periods ended December 31, 2025 and 2024, the Company has issued 36,181 and nil shares for services, respectively, and the value of those shares were determined at the prevailing market prices at the time of issuing.

Customer Loyalty program

For certain sales transactions, the Company offers loyalty points to its customer based on the dollar value of the transaction which gives the customer the option to acquire additional goods or services at a price that is lower than its stand-alone selling price. In accordance with Topic 606, the Company evaluates whether these loyalty points constitute separate performance obligations and the need to allocate the transaction price between revenue and performance obligation. As of December 31, 2025 and June 30, 2025, the Company does not believe that any separate performance obligation under the loyalty program is material.

Deferred Revenue

The Company recognized the deposits received from its customers as deferred revenue if the goods or service is not delivered. It would be recognized as revenue after the goods or service is delivered. During the six-month periods ended December 31, 2025 and 2024, a total of $318,700 and $209,100, respectively, of deferred revenue was recognized into Merchandise revenue respectively. As of December 31, 2025 and June 30, 2025, a total of $318,700 and $335,956, respectively, of revenue has been deferred to be recognized in future periods as merchandise revenue.

Fair Value Measurements

ASC Topic 820, Fair Value Measurements, clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1: Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2: Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3: Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The estimated fair value of certain financial instruments, including all current liabilities, are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Fair Value of Financial Instruments

ASC subtopic 825-10, Financial Instruments requires disclosure of the fair value of certain financial instruments. The carrying value of cash and cash equivalents, accounts payable and accrued liabilities as reflected in the consolidated balance sheets, approximate fair value because of the short-term maturity of these instruments. All other significant financial assets, financial liabilities and equity instruments of the Company are either recognized or disclosed in the consolidated financial statements together with other information relevant for making a reasonable assessment of future cash flows, interest rate risk and credit risk. Where practicable the fair values of financial assets and financial liabilities have been determined and disclosed; otherwise only available information pertinent to fair value has been disclosed.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

Digital assets

Since September 2025, the Company has begun investing in digital assets. The digital assets are initially recorded at cost and are subsequently remeasured on the consolidated balance sheet at fair value. As of December 31, 2025, the Company held $3,836,078 of cryptocurrencies as the collateral of the Series Note A, and $45,314,805 of stablecoins as the collateral of the Series Note C. These collaterals are being held in a BitGo account which are owned by Company, and jointly-controlled   by the Company and the note holders of the Series Note A and Series Note B. As of December 31, 2025, the Company also held $1,521,535 of stablecoins, which were owned and completely controlled by the Company, for diversification of corporate treasury strategies and maximize returns on cash balances.

The Company determines and records the fair value of their digital assets in accordance with ASC Topic 820, “Fair Value Measurement”, based on quoted prices on the active exchange(s) that they have determined is the principal market for such assets (Level 1 inputs). The Company determines the cost basis of their digital assets using the cost at the time of acquisition of each unit received. Realized and unrealized gains and losses are recorded in the Company’s consolidated statements of operations and comprehensive loss.

The Company accounts for its digital assets, which are comprised of cryptocurrencies and stablecoins, as indefinite-lived intangible assets. The Company’s digital assets are initially recorded at cost. Under the adoption of ASU 2023-08 on July 1, 2025, cryptocurrencies and stablecoins are measured at fair value as of each reporting period. The Company determines the fair value of its bitcoin based on quoted (unadjusted) prices on the BitGo, the exchange that the Company has determined is its principal market for cryptocurrencies and stablecoins (Level 1 inputs). Changes in fair value are recognized as incurred in the Company’s consolidated statements of operations and comprehensive loss.

Marketable Securities

The Company accounts for investments in marketable securities in accordance with ASC Topic 825, Financial Instruments. The investments held by the Company during the six-month period ended December 31, 2024, are treated as trading securities with the realized or unrealized gains and losses reflected in Other income/(expense) on the consolidated statements of operations and comprehensive loss. During the six-month periods ended December 31, 2025 and 2024, the Company recorded an unrealized loss on investments in marketable securities of nil and $77,681, respectively. All of these marketable securities were sold before the end of the fiscal year June 30, 2025.

Marketable securities are stated at fair value in accordance with ASC Topic 321, Investments- Equity Securities. Any changes in the fair value of the Company’s marketable securities are included in net income (loss) under the caption of Unrealized gain (loss) from marketable securities. The market value of the securities is determined using prices as reflected on an established market, using Level 1 fair value inputs. Realized and unrealized gains and losses are determined on an average cost basis. The marketable securities are in investment in shares of a publicly traded security which is traded on the Hong Kong exchange. The investments in marketable securities totals nil and nil as of December 31, 2025 and June 30, 2025, respectively.

Advertising and Promotion

The Company follows the policy of charging the costs of advertising, marketing, and public relations to expense as incurred. The Company has $253,704 and $209,118 in advertising expenses for the six-month periods ended December 31, 2025 and 2024, respectively.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss, capital loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits as a component of general and administrative expenses. The Company’s federal tax return and any state tax returns are not currently under examination.

The Company has adopted ASC 740-10, Accounting for Income Taxes, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed annually from differences between the consolidated financial statement and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Accounts Receivable

The Company has applied the simplified approach to measuring expected credit losses, which uses a lifetime expected loss allowance. To measure the expected credit losses, trade receivables have been grouped based on days overdue. Account balances deemed to be uncollectible are charged to bad debt expense and included in the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of December 31, 2025 and June 30, 2025, the Company has considered that no allowance for doubtful receivable accounts is necessary.

Inventory

Inventory consists of only finished goods and are stated at the lower of cost and net realizable value on a ‘first in first out’ basis. Cost comprises of direct materials and delivery costs, direct labor, import duties and other taxes, and an appropriate proportion of variable and fixed overhead expenditure based on normal operating capacity. Costs of purchased inventory are determined after deducting rebates and discounts received or receivable.

Stock in transit is stated at the lower of cost and net realizable value. Cost comprises purchase and delivery costs, net of rebates and discounts received or receivable.

Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

The Company records an allowance for potentially excess and obsolete inventory based upon recent sales history, the quantity of inventory on-hand, and a forecast of potential use of the inventory. The Company periodically reviews inventory to identify excess quantities and part numbers that are experiencing a reduction in demand. Any part numbers with quantities identified during this process are reserved for at rates based upon management’s judgment, historical rates, and consideration of possible scrap and liquidation values which may be as high as 100% of cost if no liquidation market exists for the part. During the six-month period ended December 31, 2025, there was a one-off stock allowance expense related to some slow-moving consignment stock of $227,087, included in the General and administrative expenses on the consolidated statements of operations and comprehensive loss. No corresponding stock expense allowance was recognized in the six-month period ended December 31, 2024.

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

Note Receivable

On August 2, 2023, the Company entered into a loan agreement with an independent third party (“Borrower”), in which, the Company has lent $2,500,000 to the Borrower, with a loan period of 36 months, and at an annualized interest of 6.8%. The first eight months were interest-free. For the six-month periods ended December 31, 2025 and 2024, the interest income attributed to the Note Receivable were $85,202 and $127,539, respectively. As of December 31, 2025 and June 30, 2025, interest receivable attributed to the Note Receivable of $297,500 and $212,500, respectively were included in the account receivables, net on the consolidated balance sheets.

Property and Equipment

Property and equipment is stated at cost, net of depreciation. Depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Depreciation expense totaled $2,530 and $5,195 for the six-month periods ended December 31, 2025 and 2024, respectively.

Impairment Policy of Long-Lived Assets

Potential impairments of long lived assets are reviewed when events or changes in circumstances indicate a potential impairment may exist. In accordance with ASC Subtopic 360-10, “Property, Plant and Equipment – Overall”, impairment is determined when estimated future undiscounted cash flows associated with an asset are less than asset’s carrying value.

Intangible Assets

The Company’s intangible assets consist of brand names and goodwill. At December 31, 2025 and June 30, 2025, the Company had brand names and goodwill with costs of approximately $337,504 and $1,161,052, respectively, which all have indefinite lives. The Company evaluates intangible assets with indefinite lives for impairment at least annually or when events or changes in circumstances indicate that an impairment may exist. The Company determined that none of its intangible assets were impaired in the six-month period ended December 31, 2025 and the fiscal year ended June 30, 2025.

Net Income (Loss) Per Common Share

The Company computes income per common share, in accordance with ASC Topic 260, Earnings Per Share, which requires dual presentation of basic and diluted earnings per share. Basic income or loss per common share is computed by dividing net income or loss by the weighted average number of common shares outstanding during the period. Diluted income or loss per common share is computed by dividing net income or loss by the weighted average number of common shares outstanding, plus the issuance of common shares, if dilutive, that could result from the exercise of outstanding stock options and warrants. No potential dilutive common shares are included in the computation of any diluted per share amount when a loss is reported. For the six-month periods ended December 31, 2025 and 2024, the calculation is also reflective of the effects of the 1-for-16 share consolidation which was effective on September 23, 2025 and the 1-for-8 share class A shares consolidation and 1-for-2 share class B shares which were effective on January 8, 2026.

Comprehensive Income (loss)

ASC Topic 220, Comprehensive Income, establishes standards for reporting comprehensive income and its components. Comprehensive income or loss is defined as the change in equity during a period from transactions and other events from non-owner sources. The component of comprehensive loss totaling $29,047 and comprehensive gain totaling $70,386 for the six-month periods ended December 31, 2025 and 2024, respectively, related to foreign currency translation adjustment.

Foreign Currencies

The Company determined that its functional currency is the Australian dollar since the Australian dollar is the currency of the environment in which the Company primarily generates and expends cash; however, the Company’s reporting currency is the U.S. dollar. Foreign currency transaction gains and losses represent gains and losses resulting from transactions entered into in a currency other than the functional currency of the Company. These transaction gains and losses, if any, are included in results of operations.

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

Leases

The Company accounts for leases in accordance with ASC Topic 842, Lease. Operating lease right-of-use assets represent the right to use the leased asset for the lease term and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most leases do not provide an implicit rate, the Company uses an incremental borrowing rate based on the information available at the adoption date in determining the present value of future payments. Lease expense for minimum lease payments is amortized on a straight-line basis over the lease term and is presented on the consolidated statements of operations and comprehensive loss.

As permitted under ASC Topic 842, the Company has made an accounting policy election not to apply the lease recognition provision to short term leases (leases with a lease term of 12 months or less that do not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise); instead, the Company will recognize the lease payments for short term leases on a straight-line basis over the lease term. The Company did not have any short-term leases at December 31, 2025 and June 30, 2025.

Convertible notes

The Company accounts for convertible notes deemed conventional and conversion options embedded in non-conventional convertible notes which qualify as equity under ASU No. 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including certain convertible instruments and contracts on an entity’s own equity. ASU 2020-06 removes the separation models required for convertible debt with cash conversion features and convertible instruments with beneficial conversion features. It also removes certain settlement conditions that were required for equity for equity contracts to qualify for the derivative scope exception and simplifies the diluted earnings per share calculation for convertible instruments. Accordingly, the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt.

Segment Reporting

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the Company’s Chief Executive Officer (the “CODM”), who makes resource allocation decisions and assesses performance based on financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues, gross profit and operating loss by the three identified reportable segments. The Company’s business includes only one segment, which is the trading of Gym Equipment.

Recent Accounting Pronouncements

In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires all public entities, including public entities with a single reportable segment, to expand disclosures, on an annual and interim basis, about reporting segments and requires more enhanced information about a reportable segment’s expenses, interim segment profit or loss, and how a public entity’s chief operating decision maker users reported segment profit or loss information in assessing segment performance and allocating resources. ASU 2023-07 is to be applied retrospectively to all prior periods presented in the financial statements with an effective date for all public entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of ASU 2023-07 had no impact on the Company’s consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which requires enhanced income tax disclosures, including specific categories and disaggregation of information in the effective tax rate reconciliation, disaggregation information related to income taxes paid, income or loss from continuing operations before income tax expenses or benefit, and income tax expense or benefit from continuing operations. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company has adopted this pronouncement on its related disclosures for the six-month period ended December 31, 2025, which did not have a material impact.

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the consolidated financial statements, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

Going Concern

The consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to continue trading, realize its assets and discharge its liabilities in the ordinary course of business for a period of at least 12 months from the date that these consolidated financial statements are approved.

The Directors note that:

●	The Company made a loss of $9,870,235 from its continuing operations for the six-month period ended December 31, 2025;

●	The Company held cash and cash equivalents of $8,796,111 as at December 31, 2025;

●	The Company incurred a net cash outflow from operating activities of $3,440,358 for the six-month period ended December 31, 2025;

In assessing the appropriateness of using the going concern assumption, the Directors have noted:

●	There are reasonable grounds to believe that the Company will be able to continue as a going concern as the Directors are satisfied that the Company will be able to either secure additional working capital as required through raising additional capital or reducing the Company’s discretionary spending;

●	Accordingly, the directors consider it appropriate to prepare the consolidated financial statements on a going concern basis.

Whilst the Directors remain confident in the Company’s ability to access further working capital through debt, equity or asset sales if required, there remains material uncertainty as to whether the Company will continue as a going concern.

Had the going concern basis not been used, adjustments would need to be made relating to the recoverability and classification of certain assets, and the classification and measurement of certain liabilities to reflect the fact that the Company may be required to realize its assets and settle its liabilities other than in the ordinary course of business, and at amounts different from those stated in the consolidated financial statements.

Subsequent Events

In accordance with ASC Topic 855, Subsequent Events, the Companies evaluated subsequent events through the date the consolidated financial statements were available for issue.

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)